Goodwill and Other Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill.
Schedule of components of intangible assets

	Thousands of Yen
	2020	2019
Intangible assets subject to amortization:
Software for internal use	¥84,152	¥54,710
Reacquired franchise rights	17,973	9,802
Other	750	10,750
Total	102,875	75,262
Accumulated amortization	(44,330)	(36,694)
Net carrying amount	58,545	38,568

Intangible assets not subject to amortization:
Trademark	38,922	38,922
Goodwill	150,720	78,282
Telephone rights	148	148
Total	189,790	117,352
Total intangible assets	¥248,335	¥155,920

Schedule of estimated aggregate amortization expense for intangible assets

Thousands of Yen
Year ending December 31:
2021	¥24,019
2022	17,857
2023	9,540
2024	6,034
2025	957
Thereafter	138
Total	¥58,545

Schedule of changes in carrying amount of goodwill

Thousands of Yen
Balance at December 31, 2020	¥150,720

Acquisition of SAWAN's shares	218,138
Acquisitions of relaxation salons	166,388

Balance at June 30, 2021	¥535,246

Thousands of Yen
Balance at December 31, 2018
Goodwill	¥63,955

Acquisitions of relaxation salons*	22,156
Sales of directly-operated salons to franchisees, and disposal of relaxation salon	(7,829)

Balance at December 31, 2019
Goodwill	78,282

Acquisitions of relaxation salons*	72,438

Balance at December 31, 2020
Goodwill	¥150,720
*	Acquisitions for the years ended December 31, 2020 and 2019 relate to relaxation salon acquisitions in the relaxation salon segment. Refer to Note 2.